Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Expense

	2018	2017	2016
Current taxes expense -
Current period	$(35,258)	$(43,034)	$(31,666)
Adjustment for prior period	261	455	(127)

	$(34,997)	$(42,579)	$(31,793)
Deferred taxes expenses -
Origination and reversal of temporary differences	467	(6,731)	(6,478)

Total income tax expense	$(34,530)	$(49,310)	$(38,271)

Summary of Balances of Deferred Taxes

The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2018	2017	2018	2017	2016
Deferred tax liabilities
Maintenance deposits	$(29,863)	$(26,586)	$3,277	$2,796	$2,286
Prepaid dividend tax	(8,859)	(14,103)	(5,244)	1,671	5,300
Property and equipment	(7,396)	(9,532)	(2,136)	2,107	(1,599)
Other	(4,691)	(4,050)	641	(1,962)	(10,147)
Set off tax	1,869	1,806	(63)	2,879	16,269

	$(48,940)	$(52,465)	$(3,525)	$7,491	$12,109
Deferred tax assets
Provision for return conditions	$7,136	$7,859	$723	$(253)	$4,417
Air traffic liability	1,792	1,281	(511)	(266)	305
Fuel derivative	—	—	—	107	4,403
Other provisions	4,687	4,416	(271)	(272)	(3,059)
Tax loss	4,295	7,349	3,054	2,803	4,572
Set off tax	(1,869)	(1,806)	63	(2,879)	(16,269)

	$16,041	$19,099	$3,058	$(760)	$(5,631)

	$(32,899)	$(33,366)	$(467)	$6,731	$6,478

Summary of Reconciliation of Effective Tax Rate

Reconciliation of the effective tax rate is as follows:

	Tax rate	2018	Tax rate	2017	Tax rate	2016
Net income		$88,095		$364,045		$323,409
Total income tax expense		34,530		49,310		38,271

Profit excluding income tax		122,625		413,355		361,680

Income taxes at Panamanian statutory rates	25.0%	30,656	25.0%	103,339	25.0%	90,420
Stations - Taxable/Panama	(19.6%)	(23,986)	(7.8%)	(32,043)	(5.5%)	(20,150)
Stations - Taxable/Non Panama	9.2%	11,319	1.7%	6,856	0.9%	3,383
Stations - Non Taxable/Non panama	3.4%	4,106	(9.4%)	(38,684)	(9.8%)	(35,509)
Dividend tax	10.4%	12,696	2.5%	10,297	0.0%	—
(Over) under provided in prior periods	(0.2%)	(261)	(0.1%)	(455)	0.04%	127

Provision for income taxes	28.2%	$34,530	11.9%	$49,310	10.6%	$38,271